Related Party Transactions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Related Party Transactions

4. Related Party Transactions

Founder shares

In September 2019, the Sponsor purchased 11,500,000 shares (the “Founder Shares”) of the Company’s Class B common stock, par value $0.0001 (“Class B common stock”) for an aggregate price of $25,000. On June 25, 2020, the Company effectuated a 1.3125-for-1 stock split. In August 2020, the Sponsor transferred 20,000 Founder Shares to Mr. Hochberg, an independent director (none of which are subject to forfeiture in the event that the underwriters’ over-allotment option is not exercised in full). In addition, in August 2020, the Sponsor returned to the Company, at no cost, an aggregate of 718,750 Founder Shares, which were cancelled, resulting in an aggregate of 14,375,000 Founder Shares outstanding and held by our sponsor. All share and per-share amounts have been retroactively restated to reflect the stock split and Founder Shares cancellation. Up to 1,875,000 Founder Shares are subject to forfeiture if the underwriter’s over-allotment option is not exercised in full. The Founder Shares will automatically convert into shares of Class A common stock at the time of the Company’s initial Business Combination and are subject to certain transfer restrictions, as described in Note 6.

The initial stockholders have agreed to forfeit up to 1,875,000 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriter. The forfeiture will be adjusted to the extent that the over-allotment option is not exercised in full by the underwriter so that the Founder Shares will represent 20.0% of the Company’s issued and outstanding shares after the Proposed Offering (not including the placement shares).

The initial stockholders will agree, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Units

The Sponsor has agreed to purchase an aggregate of 1,100,000 Private Placement Units at a price of $10.00 per Private Placement Unit ($11,000,000 in the aggregate) in a private placement that will occur simultaneously with the closing of the Proposed Offering. Each Unit will consist of one share of Class A common stock and one-third of one warrant. Each whole warrant sold as part of each Private Placement Unit is exercisable for one whole share of Class A common stock at a price of $11.50 per share. The proceeds from the Private Placement Units will be added to the proceeds from the Proposed Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the warrants included in the Private Placement Units will expire worthless. The warrants included in the Private Placement Units will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees. The warrants will expire five years after the completion of the Company’s Business Combination or earlier upon redemption or liquidation.

The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Units until 30 days after the completion of the initial Business Combination.

Underwriter

The underwriter is an affiliate of the Sponsor (see Note 5).

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would be repaid upon consummation of a Business Combination, without interest.

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor has committed $750,000 to be provided to the Company to fund the Company’s expenses relating to investigating and selecting a target business and other working capital requirements after this offering and prior to the Company’s initial Business Combination.

An affiliate has agreed to make available to the Company, under a promissory note, up to $300,000 to be used for a portion of the expenses of the Proposed Offering. The Promissory Note is non-interest bearing and will be repaid upon the completion of the Proposed Offering. As of June 30, 2020, the Company had $505 outstanding under the promissory note. The Company didn’t have any outstanding balance under promissory note as of March 31, 2020.

Note 4—Related Party Transactions

Founder Shares

In September 2019, the Sponsor purchased 11,500,000 shares (the “Founder Shares”) of the Company’s Class B common stock, par value $0.0001 (“Class B common stock”) for an aggregate price of $25,000. On June 25, 2020, the Company effectuated a 1.3125-for-1 stock split. In August 2020, the Sponsor transferred 20,000 Founder Shares to Mr. Robert Hochberg, an independent director (none of which were subject to forfeiture in the event that the underwriters’ over-allotment option was not exercised in full). In addition, in August 2020, the Sponsor returned to the Company, at no cost, an aggregate of 718,750 Founder Shares, which were cancelled, resulting in an aggregate of 14,375,000 Founder Shares outstanding and held by the Sponsor. All share and per-share amounts have been retroactively restated to reflect the stock split and Founder Shares cancellation. Up to 1,875,000 Founder Shares were subject to forfeiture if the underwriter’s over-allotment option was not exercised in full. The Founder Shares will automatically convert into shares of Class A common stock at the time of the consummation of the Business Combination and are subject to certain transfer restrictions (see Note 6).

On October 10, 2020, the 45-day over-allotment option expired unexercised and, as a result, 1,875,000 shares of Class B common stock were forfeited for no consideration by the Sponsor in order for it to maintain ownership of 20.0% of the issued and outstanding shares of common stock of the Company (excluding the Private Placement Units). Such forfeited shares were cancelled by the Company.

The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Units

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 1,100,000 Private Placement Units at a price of $10.00 per Private Placement Unit ($11,000,000 in the aggregate). Each Private Placement Unit consists of one share of Class A common stock and one-third of one warrant. Each whole warrant sold as part of the Private Placement Units is exercisable for one share of Class A common stock at a price of $11.50 per share. The proceeds from the Private Placement Units have been added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the warrants included in the Private Placement Units will expire worthless. The warrants included in the Private Placement Units will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees. The warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.

The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Units until 30 days after the completion of the initial Business Combination.

Underwriter

There were two underwriters involved in the Initial Public Offering. One of them is an affiliate of the Sponsor (see Note 5).

Business Combination Marketing Agreement

The Company has engaged Cantor Fitzgerald & Co., an affiliate of the Sponsor, as an advisor in connection with the Business Combination to assist the Company in holding meetings with its stockholders to discuss the Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay Cantor Fitzgerald & Co. a cash fee (the “Marketing Fee”) for such services upon the consummation of the Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the Initial Public Offering, and 5.5% of the gross proceeds from the full or partial exercise of the underwriters’ over-allotment option.

Related Party Loans

In order to finance transaction costs in connection with an intended Business Combination, the Sponsor has committed up to $750,000 in the Sponsor Loan to be provided to the Company to fund the Company’s expenses relating to investigating and selecting a target business and other working capital requirements after the Initial Public Offering and prior to the Business Combination. As of September 30, 2020 and March 31, 2020, the Company had no outstanding amounts under the Sponsor Loan.

Prior to the Initial Public Offering, the Sponsor agreed to make available to the Company, under the Note, up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. As of September 30, 2020 and March 31, 2020, the Company had no outstanding amounts under the Note.

If the $750,000 loan agreed to be funded by the Sponsor is insufficient to cover the working capital requirements of the Company, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.

The Sponsor pays expenses on the Company’s behalf. The Company reimburses the Sponsor. The unpaid balance is included in Payables to related parties on the accompanying condensed balance sheets. As of September 30, 2020, the Company had accounts payable outstanding to Sponsor for such expenses paid on the Company’s behalf of approximately $32,000.